PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99 .2%
Issuer Shares Value ($)
Communication Services  9.3%
Diversified Telecommunication Services 4.1%
CenturyLink, Inc. 831 8,019
Verizon Communications, Inc. 3,196 183,706
Total 191,725
Entertainment 1.2%
Activision Blizzard, Inc. 349 28,838
Electronic Arts, Inc.
(a)
186 26,341
Take-Two Interactive Software, Inc.
(a)
6 984
Zynga, Inc. Class A
(a)
118 1,160
Total 57,323
Interactive Media & Services 3.3%
Alphabet, Inc. Class A
(a)
52 77,374
Alphabet, Inc. Class C
(a)
51 75,631
Total 153,005
Media 0.7%
DISH Network Corp. Class A
(a)
194 6,229
Fox Corp. Class A 264 6,803
Fox Corp. Class B 125 3,221
Interpublic Group of Cos., Inc. (The) 304 5,487
John Wiley & Sons, Inc. Class A 33 1,117
Liberty Media Corp.-Liberty SiriusXM Class
A
(a)
58 2,018
Liberty Media Corp.-Liberty SiriusXM Class
C
(a)
120 4,199
Sirius XM Holdings, Inc. 363 2,135
Total 31,209
Wireless Telecommunication Services 0.0%
Telephone and Data Systems, Inc. 77 1,495
Total Communication Services 434,757
Consumer Discretionary  7.2%
Auto Components 0.2%
Gentex Corp. 185 4,993
Lear Corp. 44 4,857
Total 9,850
Distributors 0.1%
LKQ Corp.
(a)
231 6,512
Diversified Consumer Services 0.1%
H&R Block, Inc. 45 652
Service Corp. International 132 5,724
Total 6,376
Hotels, Restaurants & Leisure 0.9%
Aramark 186 3,928
Extended Stay America, Inc. 135 1,540
Hilton Worldwide Holdings, Inc. 213 15,986
MGM Resorts International 366 5,889
Wyndham Destinations, Inc. 65 1,729
Yum China Holdings, Inc. 251 12,861
Total 41,933
Household Durables 1.2%
DR Horton, Inc. 257 17,003
Leggett & Platt, Inc. 103 4,129
Lennar Corp. Class A 212 15,338
Lennar Corp. Class B 12 647
NVR, Inc.
(a)
2 7,860
PulteGroup, Inc. 209 9,112
Tempur Sealy International, Inc.
(a)
9 729
Total 54,818
Internet & Direct Marketing Retail 0.1%
eBay, Inc. 44 2,432
Qurate Retail, Inc. Series A
(a)
295 3,219
Total 5,651
Common Stocks (continued)
Issuer Shares Value ($)
Leisure Products 0.1%
Brunswick Corp. 60 4,019
Multiline Retail 1.3%
Dollar Tree, Inc.
(a)
95 8,868
Kohl's Corp. 124 2,361
Target Corp. 371 46,702
Total 57,931
Specialty Retail 3.0%
AutoNation, Inc.
(a)
46 2,361
AutoZone, Inc.
(a)
7 8,452
Best Buy Co., Inc. 144 14,341
Burlington Stores, Inc.
(a)
5 940
Home Depot, Inc. (The) 414 109,913
Williams-Sonoma, Inc. 49 4,269
Total 140,276
Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc. 275 3,886
PVH Corp. 57 2,773
Total 6,659
Total Consumer Discretionary 334,025
Consumer Staples  8.4%
Food & Staples Retailing 2.7%
Kroger Co. (The) 413 14,368
Sprouts Farmers Market, Inc.
(a)
10 264
Walgreens Boots Alliance, Inc. 377 15,347
Walmart, Inc. 742 96,015
Total 125,994
Food Products 1.0%
Campbell Soup Co. 48 2,379
General Mills, Inc. 329 20,816
Ingredion, Inc. 36 3,114
JM Smucker Co. (The) 59 6,452
Kraft Heinz Co. (The) 347 11,930
Total 44,691
Household Products 2.7%
Kimberly-Clark Corp. 182 27,671
Procter & Gamble Co. (The) 731 95,849
Spectrum Brands Holdings, Inc. 24 1,300
Total 124,820
Personal Products 0.1%
Herbalife Nutrition Ltd.
(a)
49 2,511
Nu Skin Enterprises, Inc. Class A 27 1,211
Total 3,722
Tobacco 1.9%
Altria Group, Inc. 578 23,784
Philip Morris International, Inc. 870 66,825
Total 90,609
Total Consumer Staples 389,836
Energy  4.8%
Energy Equipment & Services 0.2%
Baker Hughes Co. 485 7,513
Helmerich & Payne, Inc. 75 1,337
Total 8,850
Oil, Gas & Consumable Fuels 4.6%
Antero Midstream Corp. 203 1,151
Cabot Oil & Gas Corp. 280 5,236
Chevron Corp. 1,349 113,235
ConocoPhillips 777 29,052
Continental Resources, Inc. 54 934
Devon Energy Corp. 271 2,843
EOG Resources, Inc. 419 19,630
HollyFrontier Corp. 107 2,942

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2020 (Unaudited)
2 |
Common Stocks (continued)
Issuer Shares Value ($)
Marathon Oil Corp. 571 3,135
Marathon Petroleum Corp. 463 17,687
Phillips 66 316 19,598
Total 215,443
Total Energy 224,293
Financials  17.8%
Banks 8.0%
Bank of America Corp. 7,913 196,875
Citigroup, Inc. 2,153 107,671
Citizens Financial Group, Inc. 453 11,239
East West Bancorp, Inc. 144 4,991
First Citizens BancShares, Inc. Class A 7 2,981
FNB Corp. 336 2,490
M&T Bank Corp. 131 13,879
People's United Financial, Inc. 435 4,694
Popular, Inc. 90 3,340
Regions Financial Corp. 1,019 11,066
Signature  Bank 54 5,537
Synovus Financial Corp. 151 3,043
Western Alliance Bancorp 102 3,667
Total 371,473
Capital Markets 5.5%
Bank of New York Mellon Corp. (The) 811 29,074
BlackRock, Inc. 152 87,402
Cboe Global Markets, Inc. 90 7,893
Eaton Vance Corp. 114 4,120
Franklin Resources, Inc. 287 6,041
Intercontinental Exchange, Inc. 360 34,841
S&P Global, Inc. 103 36,076
SEI Investments Co. 119 6,227
State Street Corp. 352 22,454
T Rowe Price Group, Inc. 170 23,477
Total 257,605
Consumer Finance 0.4%
OneMain Holdings, Inc. 67 1,923
SLM Corp. 297 2,010
Synchrony Financial 613 13,566
Total 17,499
Diversified Financial Services 0.4%
Equitable Holdings, Inc. 426 8,716
Jefferies Financial Group, Inc. 235 3,807
Voya Financial, Inc. 131 6,472
Total 18,995
Insurance 3.2%
Allstate Corp. (The) 323 30,488
American Financial Group, Inc. 78 4,740
Assurant, Inc. 62 6,663
Brighthouse Financial, Inc.
(a)
102 2,891
CNA Financial Corp. 29 966
Fidelity National Financial, Inc. 288 9,320
First American Financial Corp. 113 5,764
Hanover Insurance Group, Inc. (The) 39 3,973
MetLife, Inc. 810 30,658
Old Republic International Corp. 293 4,709
Principal Financial Group, Inc. 280 11,880
Prudential Financial, Inc. 414 26,235
Reinsurance Group of America, Inc. 71 6,053
Unum Group 218 3,756
Total 148,096
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc. 289 4,321
Common Stocks (continued)
Issuer Shares Value ($)
Thrifts & Mortgage Finance 0.2%
MGIC Investment Corp. 359 2,969
New York Community Bancorp, Inc. 463 4,875
Total 7,844
Total Financials 825,833
Health Care  13.9%
Biotechnology 1.1%
AbbVie, Inc. 33 3,132
Acceleron Pharma, Inc.
(a)
1 99
Agios Pharmaceuticals, Inc.
(a)
17 770
Alexion Pharmaceuticals, Inc.
(a)
55 5,637
Alkermes PLC
(a)
48 865
Biogen, Inc.
(a)
34 9,339
BioMarin Pharmaceutical, Inc.
(a)
5 599
Bluebird Bio, Inc.
(a)
11 668
Exact Sciences Corp.
(a)
6 569
Exelixis, Inc.
(a)
57 1,316
Gilead Sciences, Inc. 378 26,282
Ionis Pharmaceuticals, Inc.
(a)
21 1,209
Sage Therapeutics, Inc.
(a)
15 684
United Therapeutics Corp.
(a)
13 1,449
Total 52,618
Health Care Equipment & Supplies 0.7%
DENTSPLY SIRONA, Inc. 154 6,868
Hill-Rom Holdings, Inc. 40 3,889
Hologic, Inc.
(a)
52 3,628
Zimmer Biomet Holdings, Inc. 146 19,690
Total 34,075
Health Care Providers & Services 2.9%
AmerisourceBergen Corp. 52 5,210
Cigna Corp. 183 31,602
CVS Health Corp. 913 57,464
DaVita, Inc.
(a)
47 4,107
HCA Healthcare, Inc. 92 11,651
Humana, Inc. 57 22,370
McKesson Corp. 28 4,205
Total 136,609
Life Sciences Tools & Services 0.3%
PPD, Inc.
(a)
7 205
Syneos Health, Inc.
(a)
38 2,371
Waters Corp.
(a)
40 8,526
Total 11,102
Pharmaceuticals 8.9%
Jazz Pharmaceuticals PLC
(a)
37 4,005
Johnson & Johnson 1,591 231,904
Merck & Co., Inc. 218 17,493
Mylan NV
(a)
363 5,848
Perrigo Co. PLC 95 5,037
Pfizer, Inc. 3,865 148,725
Total 413,012
Total Health Care 647,416
Industrials  12.8%
Air Freight & Logistics 0.1%
Expeditors International of Washington, Inc. 66 5,578
Airlines 0.4%
Copa Holdings SA Class A 32 1,326
Southwest Airlines Co. 627 19,368
Total 20,694
Building Products 1.5%
A O Smith Corp. 138 6,643
Allegion PLC 33 3,282
Fortune Brands Home & Security, Inc. 144 11,016

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2020 (Unaudited)
| 3
Common Stocks (continued)
Issuer Shares Value ($)
Masco Corp. 268 15,319
Owens Corning 111 6,712
Trane Technologies PLC 247 27,632
Total 70,604
Commercial Services & Supplies 0.5%
ADT, Inc. 120 1,033
Cintas Corp. 11 3,321
Republic Services, Inc. 222 19,369
Total 23,723
Construction & Engineering 0.2%
Quanta Services, Inc. 111 4,437
Valmont Industries, Inc. 22 2,666
Total 7,103
Electrical Equipment 2.3%
Acuity Brands, Inc. 41 4,063
Eaton Corp. PLC 402 37,438
Emerson Electric Co. 605 37,516
GrafTech International Ltd. 70 425
Hubbell, Inc. 56 7,558
nVent Electric PLC 163 2,960
Regal Beloit Corp. 42 3,863
Rockwell Automation, Inc. 61 13,307
Total 107,130
Machinery 3.1%
Allison Transmission Holdings, Inc. 41 1,532
Crane Co. 50 2,829
Cummins, Inc. 149 28,796
Dover Corp. 151 15,542
Gates Industrial Corp. PLC
(a)
46 485
Illinois Tool Works, Inc. 180 33,298
Lincoln Electric Holdings, Inc. 34 3,073
Otis Worldwide Corp. 422 26,476
Parker-Hannifin Corp. 133 23,796
Pentair PLC 169 7,242
Timken Co. (The) 65 2,968
Total 146,037
Professional Services 0.3%
CoreLogic, Inc. 77 5,248
ManpowerGroup, Inc. 60 4,128
Robert Half International, Inc. 116 5,901
Total 15,277
Road & Rail 4.1%
CSX Corp. 800 57,072
Kansas City Southern 98 16,841
Landstar System, Inc. 7 852
Norfolk Southern Corp. 269 51,705
Schneider National, Inc. Class B 61 1,533
Union Pacific Corp. 348 60,326
Total 188,329
Trading Companies & Distributors 0.3%
HD Supply Holdings, Inc.
(a)
167 5,862
MSC Industrial Direct Co., Inc. Class A 46 3,037
WW Grainger, Inc. 12 4,098
Total 12,997
Total Industrials 597,472
Information Technology  9.5%
Communications Equipment 3.3%
Arista Networks, Inc.
(a)
7 1,818
Ciena Corp.
(a)
94 5,594
Cisco Systems, Inc. 2,657 125,145
F5 Networks, Inc.
(a)
38 5,164
Motorola Solutions, Inc. 96 13,421
Common Stocks (continued)
Issuer Shares Value ($)
Ubiquiti, Inc. 1 185
Total 151,327
Electronic Equipment, Instruments & Components 0.2%
Arrow Electronics, Inc.
(a)
48 3,438
Avnet, Inc. 61 1,630
SYNNEX Corp. 25 3,119
Zebra Technologies Corp. Class A
(a)
3 842
Total 9,029
IT Services 1.5%
Automatic Data Processing, Inc. 38 5,051
Cognizant Technology Solutions Corp. Class
A 314 21,452
Fiserv, Inc.
(a)
253 25,247
Leidos Holdings, Inc. 77 7,327
Science Applications International Corp. 32 2,559
VeriSign, Inc.
(a)
26 5,504
WEX, Inc.
(a)
24 3,801
Total 70,941
Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc. 13 4,118
Cirrus Logic, Inc.
(a)
37 2,535
Intel Corp. 2,643 126,150
Microchip Technology, Inc. 37 3,764
Qorvo, Inc.
(a)
71 9,099
Total 145,666
Software 0.8%
Aspen Technology, Inc.
(a)
3 292
Autodesk, Inc.
(a)
45 10,639
Citrix Systems, Inc. 56 7,995
LogMeIn, Inc. 28 2,403
Oracle Corp. 145 8,040
SolarWinds Corp.
(a)
29 532
SS&C Technologies Holdings, Inc. 111 6,382
Synopsys, Inc.
(a)
7 1,395
Total 37,678
Technology Hardware, Storage & Peripherals 0.6%
Dell Technologies, Inc. Class C
(a)
86 5,146
HP, Inc. 892 15,681
NetApp, Inc. 61 2,702
Xerox Holdings Corp. 113 1,882
Total 25,411
Total Information Technology 440,052
Materials  4.3%
Chemicals 2.2%
Cabot Corp. 105 3,830
Celanese Corp. 225 21,870
CF Industries Holdings, Inc. 403 12,626
Chemours Co. (The) 304 5,633
Eastman Chemical Co. 258 19,255
Huntsman Corp. 376 6,956
LyondellBasell Industries NV Class A 485 30,322
Total 100,492
Construction Materials 0.1%
Eagle Materials, Inc. 81 6,499
Containers & Packaging 1.5%
Avery Dennison Corp. 94 10,654
Graphic Packaging Holding Co. 411 5,729
International Paper Co. 744 25,884
Packaging Corp. of America 172 16,533
Westrock Co. 483 12,973
Total 71,773

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2020 (Unaudited)
4 |
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2020.
(c) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:
Common Stocks (continued)
Issuer Shares Value ($)
Metals & Mining 0.5%
Reliance Steel & Aluminum Co. 119 11,693
Steel Dynamics, Inc. 375 10,279
Total 21,972
Total Materials 200,736
Real Estate  4.9%
Equity Real Estate Investment Trusts (REITs) 4.6%
American Homes 4 Rent Class A 269 7,801
Americold Realty Trust 185 7,465
Brandywine Realty Trust 175 1,895
Brixmor Property Group, Inc. 312 3,591
CoreSite Realty Corp. 13 1,678
Corporate Office Properties Trust 117 3,098
CyrusOne, Inc. 115 9,593
Douglas Emmett, Inc. 174 5,070
Duke Realty Corp. 389 15,634
Equity LifeStyle Properties, Inc. 106 7,242
First Industrial Realty Trust, Inc. 132 5,797
Gaming and Leisure Properties, Inc. 207 7,495
Highwoods Properties, Inc. 107 4,102
Invitation Homes, Inc. 569 16,968
Iron Mountain, Inc. 125 3,524
Lamar Advertising Co. Class A 87 5,718
Mid-America Apartment Communities, Inc. 119 14,184
Omega Healthcare Investors, Inc. 252 8,160
Paramount Group, Inc. 200 1,426
SBA Communications Corp. 94 29,285
Simon Property Group, Inc. 70 4,364
SL Green Realty Corp. 82 3,813
Spirit Realty Capital, Inc. 110 3,791
Vornado Realty Trust 184 6,352
Weyerhaeuser Co. 757 21,052
WP Carey, Inc. 181 12,918
Total 212,016
Real Estate Management & Development 0.3%
CBRE Group, Inc. Class A
(a)
348 15,246
Total Real Estate 227,262
Utilities  6.3%
Electric Utilities 2.9%
Entergy Corp. 278 29,226
Common Stocks (continued)
Issuer Shares Value ($)
Exelon Corp. 1,328 51,274
NRG Energy, Inc. 210 7,100
OGE Energy Corp. 271 8,916
PG&E Corp.
(a)
858 8,022
PPL Corp. 1,067 28,404
Total 132,942
Gas Utilities 0.1%
National Fuel Gas Co. 113 4,584
Independent Power and Renewable Electricity Producers
0.6%
AES Corp. (The) 892 13,585
Vistra Corp. 668 12,465
Total 26,050
Multi-Utilities 2.7%
DTE Energy Co. 267 30,873
MDU Resources Group, Inc. 270 5,665
Public Service Enterprise Group, Inc. 700 39,158
Sempra Energy 417 51,900
Total 127,596
Total Utilities 291,172
Total Common Stocks
(Cost $4,746,529) 4,612,854
Exchange-Traded Equity Funds 0 .5%
Issuer Shares Value ($)
Financials  0.5%
Financial Select Sector SPDR Fund 835 20,065
Total Exchange-Traded Equity Funds
(Cost $21,529) 20,065
Money Market Funds 0 .2%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.047%
(b)
10,171 10,171
Total Money Market Funds
(Cost $10,171) 10,171
Total Investments in Securities
(Cost $4,778,229) 4,643,090
(c)
Other Assets & Liabilities, Net 6,915
Net Assets 4,650,005
Affiliated Issuer
Beginning of
period($) Purchases($) Sales($)
Net change
in unrealized
appreciation
(depreciation) ($) End of period($)
Realized
gain/
(loss)
($) Dividends($)
End of period
shares
Ameriprise Financial, Inc. 15,843 3,362 (18,577) (628) – 2,443 102 –
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.